INSURANCE PREMIUM INCOME (Details) - Schedule of Insurance Premium Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Gross premiums:
Net earned premiums	£ 9,574	£ 9,189	[1]	£ 7,930	[1]
Life insurance contracts [member]
Gross premiums:
Gross premiums	9,310	8,790		7,355
Net earned premiums	8,932	8,519		7,187
Non-life insurance contracts [member]
Gross premiums:
Net earned premiums	642	670		743
Life and pensions [Member] | Life insurance contracts [member]
Gross premiums:
Gross premiums	6,827	6,612		6,273
Annuities [member] | Life insurance contracts [member]
Gross premiums:
Gross premiums	2,483	2,178		1,082
Ceded reinsurance premiums [Member]
Gross premiums:
Gross premiums	£ (378)	£ (271)		£ (168)

[1]	Restated, see note 1.